Interest Rate Swap - Schedule of Interest Rate Swaps (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Derivatives Fair Value [Line Items]
Fair Value of Asset	$ 8,986	$ 9,157
March 2020 Interest Rate Swap One
Derivatives Fair Value [Line Items]
Date of agreement	Mar. 31, 2020	Mar. 31, 2020
Fixed Notional Amount	$ 28,800	$ 28,800
Fixed Interest Rate	0.78%	0.78%
Termination Date	2026-07	2026-07
Fair Value of Asset	$ 2,911	$ 2,282
March 2020 Interest Rate Swap Two
Derivatives Fair Value [Line Items]
Date of agreement	Mar. 31, 2020	Mar. 31, 2020
Fixed Notional Amount	$ 46,800	$ 46,800
Fixed Interest Rate	0.71%	0.71%
Termination Date	2025-03	2025-03
Fair Value of Asset	$ 3,249	$ 2,748
July 2019 Interest Rate Swap
Derivatives Fair Value [Line Items]
Date of agreement	Jul. 31, 2019	Jul. 31, 2019
Fixed Notional Amount	$ 50,000	$ 50,000
Fixed Interest Rate	2.34%	2.34%
Termination Date	2026-07	2026-07
Fair Value of Asset	$ 2,826	$ 971
April 2021 Interest Rate Swap
Derivatives Fair Value [Line Items]
Date of agreement	Apr. 30, 2021	Apr. 30, 2021
Fixed Notional Amount	$ 0	$ 75,000
Fixed Interest Rate	2.32%	2.32%
Termination Date	2023-03	2023-03
Fair Value of Asset	$ 0	$ 2,046
May 2019 Interest Rate Swap
Derivatives Fair Value [Line Items]
Date of agreement	May 31, 2019	May 31, 2019
Fixed Notional Amount	$ 0	$ 50,000
Fixed Interest Rate	2.25%	2.25%
Termination Date	2023-03	2023-03
Fair Value of Asset	$ 0	$ 1,110